Restatements (Tables)	12 Months Ended
Dec. 31, 2024
Restatements [Abstract]
Schedule of Audited Consolidated Balance Sheets

The following table summarizes changes made to the December 31, 2023 audited consolidated balance sheets:

	December 31, 2023
	As reported	Adjustment	As restated
Balance Sheet:
Accrued liabilities and other payables	$1,070,270	$3,456,400	4,526,670
Total Liabilities	34,622,814	3,456,400	38,079,214

Retained Earnings	26,705,053	(3,456,400)	23,248,653
Total shareholders’ equity attributable to MMTEC, INC.	122,364,406	(3,456,400)	118,908,006
Total liabilities and shareholders’ equity	$156,987,220	$-	$156,987,220

Schedule of Audited Consolidated Statements of Operations and Comprehensive Loss

The following table summarizes changes made to the December 31, 2023 audited consolidated statements of operations and comprehensive loss:

	December 31, 2023
	As Reported	Adjustment	As Restated

Interest expense	$(746,410)	(3,456,400)	(4,202,810)
NET LOSS	(4,391,980)	(3,456,400)	(7,848,380)
NET INCOME ATTRIBUTABLE TO MMTEC, INC.	$48,958,083	$(3,456,400)	$45,501,683

GAIN(LOSS) EARNINGS PER SHARE - BASIC AND DILUTED
Continuing operations	(0.04)	(0.55)	(0.59)
Discontinued operations	0.51	3.52	4.03

Schedule of Audited Consolidated Statements of Cash Flows

The following table summarizes changes made to the December 31, 2023 audited consolidated statements of cash flows:

	December 31, 2023
	As Reported	Adjustment	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$(4,391,980)	$(3,456,400)	$(7,848,380)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Imputed interest expense	693,299	3,506,701	4,200,000
Interest income on notes receivable	-	(50,301)	(50,301)
NET CASH USED IN OPERATING ACTIVITIES:	$(5,151,508)	$-	$(5,151,508)